CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Net revenue:
Products									$ 61,251	$ 51,057
Services									17,789	11,107
Total net revenue	$ 21,963	$ 19,556	$ 19,521	$ 18,000	$ 20,292	$ 16,473	$ 13,171	$ 12,228	79,040	62,164
Cost of net revenue:
Products									51,433	43,388
Services									7,070	5,127
Total cost of net revenue									58,503	48,515
Gross margin	5,892	5,220	4,968	4,457	4,832	4,251	2,329	2,237	20,537	13,649
Operating expenses:
Selling, general, and administrative									18,569	13,403
Research and development									4,384	2,636
Total operating expenses									22,953	16,039
Operating loss									(2,416)	(2,390)
Interest and other, net									(2,353)	(2,104)
Loss from continuing operations before income taxes									(4,769)	(4,494)
Income tax benefit									(1,843)	(1,420)
Net loss from continuing operations	(100)	(846)	(732)	(1,171)	(1,128)	(1,300)	(264)	(391)	(2,926)	(3,074)
Income from discontinued operations, net of income taxes (Note 4)	0	0	0	0	1,043	(442)	838	477	0	1,916
Net loss									(2,926)	(1,158)
Less: Net income (loss) attributable to non-controlling interests									(77)	9
Net loss attributable to Dell Technologies Inc.	(100)	(846)	(732)	(1,171)	(85)	(1,742)	574	86	$ (2,849)	$ (1,167)
Class V Common Stock
Operating expenses:
Net loss from continuing operations	$ (196)	$ 198	$ 204	$ 125	$ 126	$ 170	$ 0	$ 0
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ (0.98)	$ 0.98	$ 1.00	$ 0.60	$ 0.59	$ 0.77	$ 0.00	$ 0.00	$ 1.63	$ 1.36
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	$ (0.98)	$ 0.96	$ 1.00	$ 0.59	$ 0.58	$ 0.76	$ 0.00	$ 0.00	1.61	1.35
DHI Group
Operating expenses:
Net loss from continuing operations	$ 96	$ (1,044)	$ (936)	$ (1,296)	$ (1,254)	$ (1,470)	$ (264)	$ (391)
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ 0.17	$ (1.84)	$ (1.65)	$ (2.29)	$ (2.22)	$ (2.96)	$ (0.65)	$ (0.97)	(5.61)	(7.19)
Discontinued operations - basic (in dollars per share)	0.00	0.00	0.00	0.00	1.84	(0.89)	2.07	1.18	0.00	4.08
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	0.16	(1.84)	(1.66)	(2.29)	(2.22)	(2.96)	(0.65)	(0.97)	(5.62)	(7.19)
Discontinued operations - diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 1.84	$ (0.89)	$ 2.07	$ 1.18	$ 0.00	$ 4.08